As filed with the Securities and Exchange Commission on July 10, 2013

Registration Nos. 33-47507

811-06652

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 65	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 67	☒

ABERDEEN INVESTMENT FUNDS

(Exact Name of Registrant as Specified in Charter)

1735 Market Street, 32nd FL, Philadelphia, PA 19103

(Address of Principal Executive Offices)

Registrant’s Telephone Number:

(800) 387-6977

Lucia Sitar, Esq.

c/o Aberdeen Asset Management Inc.

1735 Market Street, 32nd FL

Philadelphia, PA 19103

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒                                  immediately upon filing pursuant to paragraph (b)

☐                                    on (date) pursuant to paragraph (b)

☐                                    60 days after filing pursuant to paragraph (a)(1)

☐                                    on (date) pursuant to paragraph (a)(1)

☐                                    75 days after filing pursuant to paragraph (a)(2)

☐                                    on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐                                    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 65 for Aberdeen Investment Funds to the Registration Statements pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 67 for Aberdeen Investment Funds to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on July 10, 2013.

ABERDEEN INVESTMENT FUNDS

By:	Gary Marshall*
Gary Marshall
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Gary Marshall*	Trustee, President and Chief Executive Officer	July 10, 2013
Gary Marshall

/s/ Timothy Clemens	Chief Financial Officer	July 10, 2013
Timothy Clemens

Antoine Bernheim**	Trustee, Chairman of the Board	July 10, 2013
Antoine Bernheim

Thomas Gibbons**	Trustee	July 10, 2013
Thomas Gibbons

Cynthia Hostetler**	Trustee	July 10, 2013
Cynthia Hostetler

Robert S. Matthews**	Trustee	July 10, 2013
Robert S. Matthews

Peter Wolfram**	Trustee	July 10, 2013
Peter Wolfram

*By:	/s/ Lucia Sitar
Lucia Sitar
(*As Attorney-in-Fact pursuant to Powers of Attorney filed herewith.

**By:	/s/ Alex Bogaenko
Alex Bogaenko
(**As Attorney-in-Fact pursuant to Powers of Attorney filed as exhibit (q) to Post-Effective Amendment No. 60 as filed with EDGAR on December 26, 2012.)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase